Leases (Tables)	6 Months Ended
Jun. 30, 2025
Presentation of leases for lessee [abstract]
Summary of balance sheet amounts relating to leases
The Condensed Consolidated Balance Sheets show the following amounts relating to leases:

	June 30, 2025	December 31, 2024

Right-of-use assets
Properties	$125	$128

Total right-of-use assets	$125	$128

Lease liabilities
Current	$16	$13
Non-current	132	131

Total lease liabilities	$148	$144

Summary of statement of comprehensive income amounts relating to leases
The Condensed Consolidated Statements of Comprehensive Income show the following amounts relating to leases:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024

Depreciation charge of right-of-use assets
Properties	$4	$4	$8	$7

Total depreciation charge of right-of-use assets	$4	$4	$8	$7